Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Provision/(Benefit)

The income tax benefit is different from that which would be obtained by applying the statutory Federal income tax rate of 34% to income before income tax expense. The items causing this difference for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Years ended December 31,
	2016	2015	2014
	(in thousands)
Income tax benefit at federal statutory rate	$(13,092)	$(13,546)	$(9,758)
Orphan drug credit / R&D credit	(4,458)	(7,530)	(4,575)
Stock options	543	594	278
Other	(430)	187	(213)
Change in federal valuation allowance	15,028	20,295	14,268
Total	$(2,409)	$—	$—

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities at December 31, 2016 and 2015 are as follows:

	Years ended December 31,
	2016	2015
	(in thousands)
Deferred tax assets:
Accrued expenses	$179	$619
Stock options under ASC 718	3,029	2,610
Net operating loss carry forwards	42,489	31,649
Income tax credit carry forwards	26,328	19,369
Property and equipment	5	20
Intangibles	778	895
Other	118	69

Total deferred tax assets	72,926	55,231
Less: valuation allowance	(72,926)	(55,231)
Total deferred tax assets, net of valuation allowance	—	—

Deferred tax liabilities:
Acquired intangibles	(995)	(3,404)
Total deferred tax assets/liabilities, net of valuation allowance	$(995)	$(3,404)